Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 33,213
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	4,707
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	14,793
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 13,713